BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

3.            BUSINESS ACQUISITIONS

Acquisition of Beijing Hengda Youshi Education Development Co., Ltd. ("BJ Hengda")

On May 2, 2018, the Group acquired 100% equity interests in BJ Hengda for a total cash consideration of $945. BJ Hengda operates a kindergarten in Beijing with well-known international teaching team would allow the Group expand its services. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	310
Other current assets	50
Property, plant and equipment, net	535	5 - 10 years
Intangible asset:
Student base	104	4 years
Other current liabilities	(361)
Deferred tax liabilities	(26)
Goodwill	333

Total	945

The results of operations attributable to BJ Hengda are included in the consolidated statement of operations beginning on May 2, 2018, which included net revenue of $481 and pre-tax net loss of $748 for the year ended December 31, 2018.

Acquisition of Shandong Buladun Education Information Consultation Co., Ltd. ("Shandong Buladun")

On May 1, 2018, the Group acquired 80% equity interests in Shandong Buladun for a total cash consideration of $4,575. Shandong Buladun operates four kindergartens in Shandong Province. The acquisition was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	134
Other current assets	21
Property, plant and equipment, net	1,819	5 - 8 years
Intangible asset:
Student base	942	4 years
Other current liabilities	(3,927)
Deferred tax liabilities	(236)
Non-controlling interest	(915)
Goodwill	6,737

Total	4,575

The results of operations attributable to Shandong Buladun are included in the consolidated statement of operations beginning on May 1, 2018, which included net revenue of $2,393 and pre-tax net income of $958 for the year ended December 31, 2018.

Acquisition of Shanghai Peidi Culture Communication Co., Ltd. (“Shanghai Peidi ”) and Shanghai Jingdepu Education School (“Shanghai Jingdepu“)

On July 1, 2018, the Group acquired 80% equity interest in Shanghai Peidi and 100% equity interest of Shanghai Jingdepu for a total cash consideration of $4,197. Shanghai Peidi and Shanghai Jingdepu operate two kindergartens in Shanghai. The transaction was considered a business acquisition and was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Other current assets	1,477
Property, plant and equipment, net	32	4 - 8 years
Deferred tax assets	123
Intangible assets:
Student base	865	4 years
Trademark	305	5 years
Other current liabilities	(1,144)
Deferred tax liabilities	(302)
Non-controlling interest	(1,431)
Goodwill	4,272

Total	4,197

The results of operations attributable to Shanghai Peidi and Shanghai Jingdepu are included in the consolidated statement of operations beginning on July 1, 2018, which included net revenue of $1,781 and pre-tax net income of $257 for the year ended December 31, 2018.

As part of this acquisition, the non-controlling shareholder also received a put option to sell its entire non-controlling interest of Shanghai Peidi to the Group based on multiple of Shanghai Peidi's net profit (excluding non-recurring items) at the year when option is exercised. The non-controlling interest has been recorded as a redeemable non-controlling interest presented in the mezzanine equity section of the consolidated balance sheets at an initial amount of $1,431 estimated by the management with the assistance from an independent appraiser. Subsequently, the non-controlling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interest’s share of net income or loss or (2) the expected redemption value. The increased and decreased amount to the expected redemption value of $169 and $143, respectively, was recorded to retained earnings for the year ended December 31, 2018 and 2019, respectively.

Acquisition in Digital Knowledge World Co., Ltd. (“DKW”)

On September 1, 2018, the Group acquired 90% equity interest in DKW for a total cash consideration of $17,130. DKW operates three international kindergartens in Beijing. The transaction was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair market value at the date of acquisition.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

		Depreciation or
		amortization period
Cash and cash equivalents	4,773
Other current assets	4,013
Property, plant and equipment, net	1,322	5 years
Intangible assets:
Student base	1,721	4 years
Trademark	1,062	5 years
Other current liabilities	(7,235)
Deferred tax liabilities	(696)
Non-controlling interest	(1,523)
Goodwill	13,693
Total	17,130

The results of operations attributable to DKW are included in the consolidated statement of operations beginning on September 1, 2018, which included net revenue of $3,493 and pre-tax net income of $463 for the year ended December 31, 2018.

Acquisition in Shenzhen Ranlo Education investment Co., Ltd. (“Shenzhen Ranlo”)

On January 1, 2019, the Group acquired 100% equity interest in Shenzhen Ranlo for cash consideration of $5,985. Shenzhen Ranlo owned and operated a kindergarten located in Shenzhen, PRC. The transaction was considered a business acquisition and recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	576
Other current assets	789
Property, plant and equipment, net	4,462	5-10 years
Operating lease right-of-use assets	2,612
Intangible assets:
Student base	145	4 years
Other current liabilities	(477)
Deferred tax liabilities	(36)
Deferred revenue	(245)
Operating lease liabilities	(2,612)
Goodwill	771
Total	5,985

The results of operations attributable to Shenzhen Ranlo are included in the consolidated statement of operations beginning on January 1, 2019, which included net revenue of $1,716 and pre-tax net loss of $661 for the year ended December 31, 2019.

Acquisition in Global Eduhub Holding Limited. (“GEH”)

On April 1, 2019, the Group acquired 77% equity interest in GEH for cash consideration of $21,414. GEH operates kindergartens and student care centers in Singapore which facilitate the Group to expand its services outside of the PRC. The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	663
Other current assets	2,224
Property, plant and equipment, net	2,920	5-10 years
Operating lease right-of-use assets	5,924
Intangible assets:
Student base	3,650	5.67 years
Trademark	7,766	Indefinite
Initial franchise	1,626	3.75 years
Other current liabilities	(6,266)
Deferred tax liabilities	(2,217)
Operating lease liabilities	(6,062)
Non-controlling interest	(6,895)
Goodwill	18,081
Total	21,414

The results of operations attributable to GEH are included in the consolidated statement of operations beginning on April 1, 2019, which included net revenue of $19,193 and pre-tax net income of $1,310 for the year ended December 31, 2019.

As part of this acquisition, the non-controlling shareholders also received a put option to sell their entire non-controlling interests of GEH to the Group based on multiple of GEH’s earnings before interest, taxes, depreciation and amortization for the financial year preceding the date when option is exercised. The non-controlling interests have been recorded as redeemable non-controlling interests presented in the mezzanine equity section of the consolidated balance sheets at an initial amount of $6,895 estimated by the management with the assistance from an independent appraiser. Subsequently, the non-controlling interests were carried at the higher of (1) the initial carrying amount, increased or decreased for the non-controlling interest’s share of net income or loss or (2) the expected redemption value. Adjustments to reconcile the carrying value to the maximum redemption amount are recorded to retained earnings. There was no such adjustment during the year ended December 31, 2019.

Acquisition in Shanghai Geleli Technology Development Co.(“Shanghai Geleli ”)

On June 4, 2019, the Group acquired 51% equity interest in Shanghai Geleli for cash consideration of $5,310. Shanghai Geleli is primarily engaged in sale of children toys and teaching aid tools. The acquisition would further enrich Group’s offering on educational merchandise and services to customers. The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	1,190
Other current assets	611
Operating lease right-of-use assets	64
Intangible assets:
Brand	1,129	5 years
Non-compete agreement	347	5 years
Customer relationship	87	9.5 years
Other current liabilities	(177)
Deferred tax liabilities	(391)
Operating lease liabilities	(64)
Non-controlling interest	(4,050)
Goodwill	6,564
Total	5,310

The results of operations attributable to Shanghai Geleli are included in the consolidated statement of operations beginning on June 4, 2019, which included net revenue of $1,088 and pre-tax net loss of $77 for the year ended December 31, 2019.

Acquisition in Beijing Xingqiba Network Technology Co., Ltd. (“Beijing Xingqiba”)

On May 1, 2019, the Group acquired 51% equity interest in Beijing Xingqiba for cash consideration of $1,297. Beijing Xingqiba mainly engages in providing interactive learning software and child art courses, which would supplement well the Group’s online learning platform. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date. As of December 31, 2019, consideration payable of $575 remained outstanding.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	2
Other current assets	20
Intangible assets:
Software and courses	208	5 years
Non-compete agreement	297	6 years
Exclusive agent agreement	30	0.67 year
Other current liabilities	(26)
Deferred tax liabilities	(134)
Non-controlling interest	(1,130)
Goodwill	2,030
Total	1,297

The results of operations attributable to Beijing Xingqiba are included in the consolidated statement of operations beginning on May 1, 2019, which included net revenue of $230 and pre-tax net loss of $343 for the year ended December 31, 2019.

Acquisition in Mulberry Learning Centre Alexandra Pte. Ltd. (“Mulberry Alexandra ”)

On November 1, 2019, the Group acquired 100% equity interest in Mulberry Learning Centre Alexandra Pte. Ltd., a kindergarten located in Singapore, for cash consideration of $1,047. This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date.

The management performed a purchase price allocation with the assistance from an independent appraiser, as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	283
Other current assets	67
Property and equipment, net	91	5-10 years
Operating lease right-of-use assets	557
Intangible assets:
Student base	190	5.17 years
Other current liabilities	(431)
Deferred tax liabilities	(47)
Operating lease liabilities	(557)
Goodwill	894
Total	1,047

The results of operations attributable to Mulberry Alexandra are included in the consolidated statement of operations beginning on November 1, 2019, which included net revenue of $236 and pre-tax net income of $70 for the year ended December 31, 2019.

The following summary of unaudited pro forma result of operations for the years ended December 31, 2017 and 2018 was presented with the assumption that the acquisitions during the year ended December 31, 2018 occurred as of January 1, 2017. These pro forma results do not purport to be indicative of the results of operations which would have resulted had these acquisitions occurred as of December 31, 2017, nor are they indicative of future operating results.

	Years ended December 31,
	2017	2018

Pro forma net revenue	154,124	165,309
Pro forma net income attributable to RYB Education, Inc.	9,442	380
Pro forma net income per ordinary share-basic	0.38	0.01
Pro forma net income per ordinary share- diluted	0.36	0.01

The following summary of unaudited pro forma result of operations for the years ended December 31, 2018 and 2019 was presented with the assumption that the acquisitions during the years ended December 31, 2019 occurred as of January 1, 2018. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor are they indicative of future operating results.

	Years ended December 31,
	2018	2019

Pro forma net revenue	181,964	189,907
Pro forma net loss attributable to RYB Education, Inc.	(2,279)	(2,791)
Pro forma net loss per ordinary share-basic	(0.08)	(0.10)
Pro forma net loss per ordinary share- diluted	(0.08)	(0.10)